PRIVATE PLACEMENT (Details Narrative) - USD ($)	6 Months Ended	8 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Warrant Price			$ 30.00
Founder Spac [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement		$ 14,204,375
Private Placement [Member] | Founder Spac [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued	14,204,375	14,204,375
Warrant Price	$ 1.00
Proceeds from issuance of private placement	$ 14,204,375	$ 14,204,375
IPO [Member] | Founder Spac [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued	14,204,375	14,204,375
Warrant Price		$ 1.00